ACQUISITIONS	12 Months Ended
Dec. 31, 2015
ACQUISITIONS [Abstract]
ACQUISITIONS
NOTE 3:	ACQUISITIONS

a.	Interactive Holding Corp.

On November 30, 2015, The Company consummated the acquisition of 100% of the shares of Interactive Holding Corp., a Delaware corporation, and its subsidiaries (collectively referred to as "Undertone") for a total purchase price of $133,101, comprised of the following:

1.	$89,078 paid in cash;
2.	$16,000 were retained as a holdback to cover potential claims until May 31, 2017, for which a liability of $14,391 was recorded at fair value ($14,476 at December 31, 2015);
3.	An amount of $3,000 will be paid in installments over the period ending September 2017, for which a liability of $2,804 was recorded at fair value ($2,820 at December 31, 2015);
4.	An amount of $20,000, deferred consideration payment, bearing 10% annual interest, will be paid on November 2020, for which a liability of $22,005 was recorded at fair value ($21,859 at December 31, 2015);
5.	An amount of $1,182 to be paid on January 29, 2016;
6.	An amount of $2,143 excess in tax advances to be paid upon refund from tax authorities during 2016 and;
7.	Working capital final adjustment as calculated 90 days after closing in the amount of $1,498 to be paid in cash.

In addition, the Company incurred acquisition related costs totaling$4,804, which are included in general and administrative expenses. Acquisition related costs include banking, legal and accounting fees, as well as other external costs directly related to the acquisition.

The main reason for the acquisition is to continue the strategic evolution of the Company into a global technology company delivering high-quality advertising solutions to brands and publishers. The strategic benefits are to create a differentiated independent ad tech platform with significant scale and profitability, add noteworthy relationships with premium brands, agencies and publishers, enhance mobile footprint, extend programmatic capabilities, broaden product suite with the addition of proprietary, high-impact creative formats and substantially diversify revenue base.

Under business combination accounting principles, the total purchase price was allocated to Undertone's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill. The goodwill is attributable primarily to the strategic opportunities aforementioned. The related goodwill and intangible assets are not deductible for tax purposes.

The estimated fair values are preliminary and based on the information that was available as of the closing date. The Company believes that the information provides a reasonable basis for estimating the fair values, but the Company is waiting for additional information necessary to finalize these amounts, particularly with respect to the estimated fair value of intangible assets. Thus the preliminary measurements of fair value reflected are subject to changes and such changes could be significant. The Company expects to finalize the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the closing date.

The preliminary allocation of the purchase price to assets acquired and liabilities assumed is as follows:

Cash	$7,378
Accounts receivable	38,493
Prepaid expenses and other assets	4,934
Long term restricted cash	1,182
Property and equipment	1,905
Deferred taxes	815
Accounts payable	(23,428)
Accrued expenses and other liabilities	(11,083)
Deferred revenues	(1,047)
Long term loan (including current maturities)	(48,601)
Deferred tax liability	(20,095)
Intangible assets	63,200
Goodwill	119,448

Total purchase price	$133,101

Intangible assets:

The fair value of intangible assets was based on market participant approach to valuation, performed by a third party valuation firm using estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with Undertone acquisition:

		Estimated useful life

Acquired technology (1)	$19,500	5 years
Customer relationships (2)	30,000	6 years
Backlog (3)	4,200	less than 1 year
Tradename (4)	9,500	4 years

Total amount allocated to intangible assets	$63,200
(1)	Acquired technology represents the combined technology for delivering and administering Undertone's attention-grabbing, full-page video adverts and other advertising formats.

(2)	Customer relationships represent the existing relationships and agreements with Undertone brands and advertisers.

(3)	Backlog represents customer insertion orders that are highly probable to be turned into revenues in the near future.

(4)	Tradename represents trade names and logos under which Undertone markets and sells its services.

The following unaudited condensed combined pro forma information for years ended December 31, 2015 and 2014, gives effect to the acquisition of Undertone as if it had occurred on January 1, 2014. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income (loss) includes additional amortization of intangible assets related to the acquisition of $14,981 and $19,610 in 2015 and 2014, respectively, and related tax effects.

	December 31,
	2014	2015

Revenues	$556,042	$350,908
Net income (Loss)	40,129	(84,979)

Net income (loss) per ordinary share:
Basic	0.59	(1.19)
Diluted	$0.57	$(1.19)

b.	Make Me Reach SAS

On February 10, 2015, the Company consummated the acquisition of 100% of the shares of Make Me Reach SAS, a private French Company headquartered in Paris, France ("MMR"). MMR enables mobile app developers to efficiently and effectively scale their advertising campaigns on social media, with a specific focus on optimizing mobile ad campaigns. MMR is a Facebook Preferred Marketing Developer (PMD) and Twitter Marketing Platform Partner (MPP).

The acquisition of MMR is part of the Company's strategy to channel its future growth efforts towards the mobile advertising market, to extend its mobile marketing technology by adding the ability to advertise on social media and to provide developers a more effective mobile advertising tool. Additionally, the acquisition of MMR establishes the Company's first office in Europe which will lead the European sales efforts.

The acquisition has been accounted for as a business combination under ASC No. 805, “Business Combination”. The Purchase price was $6,394 in cash and $4,378 in the form of 1,437,510 ordinary shares. In the subsequent 12 months, the Company was required to pay additional $442 in cash and issue an additional $442 in ordinary shares to the founder of MMR, subject to retention conditions, which were paid in full in February 2016. In addition, certain key employees of MMR are entitled to retention payments of which $144 in cash and $63 in the form of 18,998 ordinary shares which were paid upon closing. An additional, $266 in cash and $208 in the form of 92,348 ordinary shares that were subject to retention conditions, were paid to such key employees in February 2016.

In addition, the Company incurred acquisition related costs totaling $139, included in general and administrative expenses. Acquisition related costs include legal and accounting fees, as well as other external costs directly related to the acquisition.

The allocation of the purchase price to assets acquired and liabilities assumed was as follows:

Cash	$1,050
Accounts receivable	666
Prepaid expenses and other assets	86
Property and equipment	87
Accounts payable	(305)
Accrued expenses and other liabilities	(433)
Deferred revenues	(126)
Deferred tax liability	(1,159)
Intangible assets	3,454
Goodwill	7,452

Total purchase price	$10,772

The following table sets forth the components of intangible assets associated with the acquisition:

		Estimated useful life

Acquired technology	$1,261	5 years
Customer relationship	395	5 years
Distribution channel	1,798	5 years

Total amount allocated to intangible assets	$3,454

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, the best use of the acquired assets and estimates of future performance of MMR's products. In its allocation, the Company also conducted a valuation of intangible assets based on a market participant approach to valuation using an income approach and in connection therewith considered the report of an independent third party valuation firm and estimates and assumptions provided by management.

Pro forma results of operations for the acquisition of MMR have not been presented because they are not material to the consolidated results of operations.

c.	Grow Mobile LLC

On July 15, 2014 ("Closing Date"), the Company completed the acquisition of 100% of the shares of Grow Mobile LLC, a Delaware corporation ("Grow Mobile"). Grow Mobile provides an innovative platform for mobile advertising that enables developers to buy, track, optimize, and scale user acquisition campaigns from a single dashboard.

For the acquisition of Grow Mobile, the Company paid a total consideration of $17,000 in cash and in shares, and the sellers were entitled to additional milestones-based contingent consideration of up to $25,000 in cash and in shares (the “Contingent Payment”).

The total consideration was composed as follows:

a.	$10,000 in cash, reduced by $1,800 for working capital adjustments and by $1,300 to be paid to the employees under the Merger Consideration Incentive Plan (see below);
b.
$7,000 in Perion's ordinary shares issued at the Closing Date, reduced by $1,100 to be issued to the employees under the Merger Consideration Incentive Plan (see below), valued at $5,545, taking into account the market restrictions on these shares;

c.
Up to $7,000 milestones-based contingent consideration ("First Contingent Payment") payable in July 2015. In connection with this contingent payment consideration, the Company recorded at the Closing Date an estimated liability of $2,740;

d.
Up to $18,000 milestones-based contingent consideration ("Second Contingent Payment") payable in June 2016. In connection with this contingent payment consideration, the Company recorded at the Closing Date an estimated liability of $ 4,670.

The following table shows a summary of the purchase price at the Closing Date:

Cash	$6,892
Share consideration	5,545
Contingent consideration	7,410

Total purchase price at the Closing Date	$19,847

On July 8, 2015, the Company and Grow Mobile's former security holders, entered into an agreement which amended the acquisition agreement that was signed in July 2014 (the “Amendment”). Under the Amendment, the Contingent Payment was cancelled and in exchange, the Company agreed to pay $2,500 of which $1,500 was paid in cash and $1,000 in the form of 315,263 shares that were issued to Grow Mobile's former security holders (the “Release Payment”). In addition, the Company also agreed to accelerate the release of $1,500 which was deposited with an escrow fund as part of the acquisition of Grow Mobile and was originally scheduled to be released on September 30, 2016 (the “Escrow Deposit”). Under the Amendment, $1,000 of the Escrow Deposit were released immediately upon signing, with the remaining balance of $500 released on December 31, 2015. As a result of the Amendment, the Company recorded a net gain of $6,564, comprising of the change in fair value of $9,064 previously accrued Contingent Payment, net of $2,500 Release Payment. Such gain is included in impairment net of change in fair value of contingent consideration in the statement of income for the year ended December 31, 2015.

Additionally, as part of the acquisition, the Company established an incentive plan for the benefit of the holders of unvested options and restricted shares of Grow Mobile (“Merger Consideration Incentive Plan”). The unvested options and restricted shares were cancelled upon Closing Date and converted into the right to receive an allocable portion of the consideration subject to ratable vesting, for the remainder of their preexisting vesting schedules. The allocable consideration is withheld subject to continued vesting. In connection with the Merger Consideration Incentive Plan following the acquisition, the First and Second Contingent Payment, the Company recorded $947 and $927 as operating expenses in 2014 and 2015, respectively. As of December 31, 2014, a $474 payment obligation was recorded as current liability and as of December 31, 2015 no obligation is recorded.

The Company also incurred acquisition related costs in a total amount of $940, which are included in general and administrative expenses for the year ended December 31, 2014. Acquisition related costs include legal, due diligence fees and other costs directly related to the acquisition.

Under business combination accounting, the total purchase price was allocated to Grow Mobile's net tangible and intangible assets based on their estimated fair values as set forth below:

Cash	$2,767
Accounts receivable	1,398
Prepaid expenses and other assets	249
Property and equipment	13
Accounts payable	(3,307)
Accrued expenses and other liabilities	(820)
Deferred revenues	(1,465)
Deferred tax liability	(2,320)
Intangible assets	5,640
Goodwill	17,692

Total purchase price	$19,847

In performing the purchase price allocation, the Company considered, among other factors, an analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Grow Mobile's products. The fair value of intangible assets was based on market participant approach to valuation, performed by a third party valuation firm using estimates and assumptions provided by management.

The following table sets forth the components of intangible assets associated with the Grow Mobile acquisition:

		Estimated useful life

Acquired technology	$4,025	4 years
Customer relationships	1,615	5 years

Total amount allocated to intangible assets	$5,640

During 2015 the Company recorded full impairment of all the acquired intangible assets associated with the Grow Mobile acquisition. (See note 5b).

Pro forma results of operations for the acquisition of Grow Mobile have not been presented because it is not material to the consolidated results of operations.

d.	ClientConnect Ltd.

On September 16, 2013, the Company announced an agreement (the “Agreement”) to combine the ClientConnect business of Conduit Ltd. with Perion in an all-stock transaction. On December 31, 2013 Conduit spun off its ClientConnect business, which includes its monetization and distribution platform for publishers and developers. On January 2, 2014 (the "Closing Date") Perion issued 54,753,582 shares and 2,815,963 stock options to ClientConnect's former shareholders and option holders. Upon closing, the Company was owned 81% by the pre-closing ClientConnect shareholders and option holders and 19% by the pre-closing Perion shareholders and option holders, on a fully diluted basis as defined in the Agreement. In 2014, the Company incurred $3,161 expenses in connection with the acquisition, which are included in the general and administrative expense.

In connection with the spin off from Conduit, it was agreed between Conduit and ClientConnect that the working capital transferred to ClientConnect will be zero, except for the balance of Conduit with Perion (see Note 16).

The transaction has been accounted for as an acquisition of Perion by ClientConnect in accordance with ASC 805, using the acquisition method of accounting with ClientConnect as the accounting acquirer (see Note 2). Under these accounting standards, the total purchase price has been calculated as follows:

Number of shares of Perion ordinary shares outstanding on the Closing Date	12,524,000
Closing price per share of Perion's ordinary shares on the Closing Date	$12.64

Total fair value of stock consideration	$158,303
Fair value of vested Perion options (for accounting purposes only)	$7,492

Total purchase price	$165,795

The fair value of Perion's vested options represents the fair value of such options attributable to service periods prior to the Closing Date, using the stock price at the Closing Date as an input to the Binomial option-pricing model to determine the fair value of the options.

Under the acquisition method of accounting, the total purchase price is allocated to the net tangible and intangible assets of Perion acquired in the acquisition, based on their fair values at the Closing Date.

The allocation of the purchase price to assets acquired and liabilities assumed was as follows:

Cash and restricted cash	$25,582
Accounts receivable	18,665
Prepaid expenses and other assets	4,593
Property and equipment	1,376
Accounts payable	(13,900)
Accrued expenses and other liabilities	(25,623)
Deferred revenues	(495)
Deferred tax liability, net	(6,663)
Long term debt	(6,550)
Intangible assets	49,930
Goodwill	118,880

Total purchase price	$165,795

The following table sets forth the components of intangible assets associated with the acquisition:

		Estimated useful life

Acquired technology	$28,390	3-5 years
In-process research and development	8,100	*
tradename and other	13,440	4-11 years

Total amount allocated to intangible assets	$49,930

*	In 2014 the Company completed the development of $6,100 and estimated the useful life at 4 years, the remaining balance of $2,000 was impaired (see Note 5)

In performing the purchase price allocation, the Company considered, among other factors, an analysis of historical financial performance and estimates of future performance of Perion's revenues assuming best use of the acquired assets. The fair value of intangible assets was based on market participant approach to valuation, performed by a third party valuation firm using estimates and assumptions provided by management.

The following condensed combined pro forma information for the period ended December 31, 2013, gives effect to the acquisition of Perion as if the acquisition had occurred on January 1, 2013. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred if the acquisition had been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition in the amount of $5,140, net of related tax effects.

Year Ended
December 31, 2013
Unaudited

Revenues	$412,656
Net income from continuing operations	$68,995
Net loss from discontinued operations	$(33,795)

Net income from continuing operations per ordinary share:
Basic	$1.04
Diluted	$1.00
Net loss from discontinued operations per ordinary share:
Basic	$(0.51)
Diluted	$(0.49)